Related party transactions	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Related party transactions [Text Block]

17 Related party transactions

Key management personnel are those persons having the authority and responsibility for planning, directing and controlling the activities of the Company, directly or indirectly. Key management personnel include officers, directors or companies with common directors of the Company.

The Company incurred the following expenses with key management personnel during the year ended December 31:

	2023	2022	2021
Consulting and management fees	$657,390	$694,716	$3,006,160
Share-based compensation expense	1,044,397	-	-
Total	$1,701,787	$694,716	$3,006,160

During the year ended December 31, 2023, the President of the Company charged the Company $179,514 (December 31, 2022 - $170,841, December 31, 2021 - $114,499) related to services. As at December 31, 2023, included in accounts payable are fees, bonus and expenses due to the President of the Company of $577,511 (December 31, 2022 - $491,231).

During the year ended December 31, 2023, a Company controlled by the CFO of the Company charged the Company $140,429 (2022 - $185,600, 2021 - $80,000) related to services.

During the year ended December 31, 2023, the Chief Executive Officer of the Company charged the Company $337,448 (2022 - $324,753, 2021 - $131,161) related to services.

During the year ended December 31, 2023, related party loan interest of US $68,961 (December 31, 2022 - US $63,341) was capitalized to power project acquisition and development costs. (Note 8).

As at December 31, 2023, the Company had a receivable of $206,947 (December 31, 2022 - $644,990) from Captiva and during the year ended December 31, 2023 entered into an agreement with Captiva whereby the Company will pay Captiva $5,591,588 in 48 equal monthly installments of $116,491 starting on July 1, 2024, with the last payment on June 1, 2028. Subsequent to the amount being repaid, Captiva will no longer have any further net profits interest in and to the Sage Ranch project. (Note 5,6 and 12) .

On August 4, 2021, the Company declared USD $2,740,000 in bonus awards to executives, directors and former directors of the Company in recognition of receiving full entitlement approval by local authorities for the Sage Ranch project. The awards were made in recognition of the many years of perseverance and effort involved in getting the project approved, reducing materially management salaries and director fees, and maintaining efforts to conserve cash. The expense was recording as consulting fees in the statement of loss and comprehensive loss. As at December 31, 2023, USD $1,489,211 (December 31, 2022, USD $1,993,652) remained accrued, and USD $504,441 (December 31, 2022 - USD $621,348) was paid.

As at December 31, 2023, the Company had $289,095 (December 31, 2022 - $43,169) in accounts payable to related parties.